Trade Accounts Receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Unbilled Receivables, Current	$ 0.5	$ 0.3
Percentage of account receivable	10.00%	10.00%